Related Parties’ Transactions - Schedule of Balance with Related Parties (Details)	12 Months Ended
Dec. 31, 2025
Shenzhen Fanhuo Life Science Co., Ltd (“Shenzhen Feellife”) [Member]
Schedule of Balance with Related Parties [Line Items]
Related parties’ transactions, relationship	Affiliate directly controlled by Principal shareholder of the Company
Shenzhen LFS Nebulizer Medical Co., Ltd. (“Shenzhen LFS”) [Member]
Schedule of Balance with Related Parties [Line Items]
Related parties’ transactions, relationship	Affiliate directly controlled by Principal shareholder of the Company
Feel Life Co., Ltd (“Feel Life”) [Member]
Schedule of Balance with Related Parties [Line Items]
Related parties’ transactions, relationship	Affiliate controlled by Shenzhen LFS
Cpresso, LLC (“Cpresso”) [Member]
Schedule of Balance with Related Parties [Line Items]
Related parties’ transactions, relationship	Controlled by close family members of the Group’s CEO
FGP Group Inc. (“FGP”) [Member]
Schedule of Balance with Related Parties [Line Items]
Related parties’ transactions, relationship	Controlled by close family members of the Group’s CEO
Vplus Health Inc. (“Vplus”) [Member]
Schedule of Balance with Related Parties [Line Items]
Related parties’ transactions, relationship	Controlled by close family members of the Group’s CEO
Hooloo Lab Inc. (“Hooloo”) [Member]
Schedule of Balance with Related Parties [Line Items]
Related parties’ transactions, relationship	Controlled by close family members of the Group’s CEO
FL MEDICAL LTD (“FL MEDICAL”) [Member]
Schedule of Balance with Related Parties [Line Items]
Related parties’ transactions, relationship	Controlled by CEO of the Group
FL GLOBE LTD (“FL GLOBE”) [Member]
Schedule of Balance with Related Parties [Line Items]
Related parties’ transactions, relationship	Controlled by CEO of the Group
Joincare Healthcare Technology Ltd(“Joincare”) [Member]
Schedule of Balance with Related Parties [Line Items]
Related parties’ transactions, relationship	Controlled by FL MEDICAL
IOTA.INC(“IOTA”) [Member]
Schedule of Balance with Related Parties [Line Items]
Related parties’ transactions, relationship	Controlled by CEO of the Group
FEELLIFE HOLDING LTD (“FEELLIFE HOLDING”) [Member]
Schedule of Balance with Related Parties [Line Items]
Related parties’ transactions, relationship	Controlled by FL MEDICAL
Shenzhen Huacheng General Quality Inspection Co., Ltd (“Shenzhen Huacheng”) [Member]
Schedule of Balance with Related Parties [Line Items]
Related parties’ transactions, relationship	Affiliate directly controlled by Principal shareholder of the Company
Mr. Jian Hua [Member]
Schedule of Balance with Related Parties [Line Items]
Related parties’ transactions, relationship	Chief Executive Officer and Director